Income Taxes (Schedule Of Rollforward Of Unrecognized Income Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balances at the beginning of the year	$ 36,129	$ 34,910	$ 28,520
Additions for tax positions of the current year	4,434	4,779	7,299
Additions for tax positions of prior years	9,209	3,407	1,736
Reductions for tax positions of prior years	(7,623)	(2,516)
Lapses of statutes of limitations	(6,164)	(4,084)	(2,156)
Settlements	(4,470)	(367)	(489)
Balances at the end of the year	$ 31,515	$ 36,129	$ 34,910